Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Advantage Large Cap Core Portfolio	$2,801,451,657

Total Investments — 100.0% (Cost: $2,318,091,811)	2,801,451,657

Liabilities in Excess of Other Assets — 0.0%	(901,624)

Net Assets — 100.0%	$2,800,550,033

BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,801,451,657 and 76.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) December 31, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Aerospace & Defense — 2.7%
Boeing Co.	6,081	$1,980,947
HEICO Corp.	11,760	1,342,404
HEICO Corp., Class A	4,677	418,732
Hexcel Corp.	13,556	993,790
Lockheed Martin Corp.	132,835	51,723,292
Northrop Grumman Corp.	30,569	10,514,819
Raytheon Co.	68,213	14,989,125
Teledyne Technologies, Inc.(a)	53,087	18,396,769

		100,359,878

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	48,184	3,767,989
Expeditors International of Washington, Inc.	19,569	1,526,773
United Parcel Service, Inc., Class B	12,129	1,419,821

		6,714,583

Airlines — 0.5%
Alaska Air Group, Inc.	56,479	3,826,452
Delta Air Lines, Inc.	44,431	2,598,325
United Airlines Holdings, Inc.(a)	115,777	10,198,796

		16,623,573

Auto Components — 0.1%
Dana, Inc.	105,415	1,918,553
Goodyear Tire & Rubber Co.	223,855	3,482,065

		5,400,618

Automobiles — 0.5%
Ford Motor Co.	766,217	7,125,818
General Motors Co.	205,180	7,509,588
Harley-Davidson, Inc.	13,315	495,185
Tesla, Inc.(a)(b)	11,974	5,009,083

		20,139,674

Banks — 3.7%
Bank of America Corp.	848,168	29,872,477
CIT Group, Inc.	184,409	8,414,583
Citizens Financial Group, Inc.	305,187	12,393,644
Comerica, Inc.	9,017	646,970
Cullen/Frost Bankers, Inc.	55,703	5,446,639
East West Bancorp, Inc.	117,356	5,715,237
First Hawaiian, Inc.	30,964	893,311
First Horizon National Corp.	75,001	1,242,017
JPMorgan Chase & Co.	299,098	41,694,261
PNC Financial Services Group, Inc.	8,831	1,409,693
Truist Financial Corp.	64,984	3,659,899
U.S. Bancorp	80,622	4,780,078
Wells Fargo & Co.	384,437	20,682,711
Zions Bancorp NA	10,301	534,828

		137,386,348

Beverages — 1.1%
Coca-Cola Co.	79,035	4,374,587
Coca-Cola European Partners PLC	19,972	1,016,175
Molson Coors Beverage Co., Class B	21,641	1,166,450
Monster Beverage Corp.(a)	139,643	8,874,313
PepsiCo, Inc.	195,210	26,679,351

		42,110,876

Biotechnology — 3.9%
AbbVie, Inc.	272,355	24,114,312
Alexion Pharmaceuticals, Inc.(a)	26,110	2,823,797
Amgen, Inc.	71,458	17,226,380
Biogen, Inc.(a)	35,554	10,549,938
Gilead Sciences, Inc.	771,484	50,131,030
Incyte Corp.(a)	29,132	2,543,806
Regeneron Pharmaceuticals, Inc.(a)	42,515	15,963,532
United Therapeutics Corp.(a)	21,736	1,914,507
Vertex Pharmaceuticals, Inc.(a)	78,926	17,280,848

		142,548,150

Security	Shares	Value

Building Products — 0.9%
Allegion PLC	261,387	$32,553,137
Resideo Technologies, Inc.(a)	90,065	1,074,475

		33,627,612

Capital Markets — 3.9%
Affiliated Managers Group, Inc.	34,850	2,953,189
Bank of New York Mellon Corp.	103,108	5,189,426
Charles Schwab Corp.	294,373	14,000,380
CME Group, Inc.	62,323	12,509,473
Evercore, Inc., Class A	33,340	2,492,498
FactSet Research Systems, Inc.	53,286	14,296,634
Intercontinental Exchange, Inc.	219,422	20,307,506
Invesco Ltd.	21,140	380,097
Moody’s Corp.	39,187	9,303,386
Morgan Stanley	489,624	25,029,579
Nasdaq, Inc.	3,532	378,277
S&P Global, Inc.	108,691	29,678,078
SEI Investments Co.	5,488	359,354
TD Ameritrade Holding Corp.	135,966	6,757,510

		143,635,387

Chemicals — 1.5%
Air Products & Chemicals, Inc.	49,981	11,745,035
CF Industries Holdings, Inc.	92,310	4,406,879
Ecolab, Inc.	92,531	17,857,558
LyondellBasell Industries NV, Class A	58,752	5,550,889
Mosaic Co.	177,197	3,834,543
Sherwin-Williams Co.	19,134	11,165,454

		54,560,358

Commercial Services & Supplies — 0.2%
ADT, Inc.	152,686	1,210,800
Cintas Corp.	9,041	2,432,752
Copart, Inc.(a)	27,141	2,468,203

		6,111,755

Communications Equipment — 0.7%
Ciena Corp.(a)	107,008	4,568,172
Cisco Systems, Inc.	426,448	20,452,446
InterDigital, Inc.	9	490

		25,021,108

Construction & Engineering — 0.2%
AECOM(a)	15,214	656,180
Fluor Corp.	135,697	2,561,959
MasTec, Inc.(a)	91,657	5,880,713

		9,098,852

Consumer Finance — 1.2%
Ally Financial, Inc.	306,015	9,351,818
American Express Co.	155,857	19,402,638
Capital One Financial Corp.	141,169	14,527,702

		43,282,158

Containers & Packaging — 0.3%
Westrock Co.	260,683	11,185,908

Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	50,843	2,410,975
H&R Block, Inc.	187,606	4,404,989

		6,815,964

Diversified Financial Services — 1.8%
AXA Equitable Holdings, Inc.	44,374	1,099,588
Berkshire Hathaway, Inc., Class B(a)	283,448	64,200,972

		65,300,560

Diversified Telecommunication Services — 1.8%
AT&T Inc.	647,143	25,290,348
CenturyLink, Inc.	259,935	3,433,741
Verizon Communications, Inc.	638,600	39,210,040

		67,934,129

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 1.4%
Alliant Energy Corp.	45,520	$2,490,854
IDACORP, Inc.	74,065	7,910,142
OGE Energy Corp.	35,904	1,596,651
Pinnacle West Capital Corp.	74,143	6,667,680
Xcel Energy, Inc.	501,829	31,861,123

		50,526,450

Electrical Equipment — 0.9%
AMETEK, Inc.	199,311	19,879,279
Generac Holdings, Inc.(a)	48,760	4,904,768
Hubbell, Inc.	63,256	9,350,502

		34,134,549

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	130,755	18,677,044
National Instruments Corp.	390,204	16,521,237

		35,198,281

Energy Equipment & Services — 0.2%
Patterson-UTI Energy, Inc.	182,664	1,917,972
Transocean Ltd.(a)	816,561	5,617,940

		7,535,912

Entertainment — 1.2%
Activision Blizzard, Inc.	11,151	662,592
Cinemark Holdings, Inc.	43,677	1,478,466
Electronic Arts, Inc.(a)	45,400	4,880,954
Live Nation Entertainment, Inc.(a)	89,367	6,387,059
Netflix, Inc.(a)	9,631	3,116,303
Spotify Technology SA(a)	25,084	3,751,312
Take-Two Interactive Software, Inc.(a)	52,522	6,430,268
Walt Disney Co.	93,056	13,458,689
Zynga, Inc., Class A(a)	912,567	5,584,910

		45,750,553

Equity Real Estate Investment Trusts (REITs) — 2.9%
Boston Properties, Inc.	51,486	7,097,860
Equity Residential	41,851	3,386,583
Essex Property Trust, Inc.	1,614	485,588
Host Hotels & Resorts, Inc.	122,648	2,275,120
Invitation Homes, Inc.	347,744	10,421,888
Lamar Advertising Co., Class A	92,399	8,247,535
National Retail Properties, Inc.	22,204	1,190,578
Outfront Media, Inc.	334,927	8,982,742
Park Hotels & Resorts, Inc.	639,130	16,534,293
Prologis, Inc.	99,263	8,848,304
Regency Centers Corp.	6,951	438,539
RLJ Lodging Trust	424,761	7,526,765
SBA Communications Corp.	9,896	2,384,837
Simon Property Group, Inc.	183,089	27,272,937
UDR, Inc.	33,086	1,545,116

		106,638,685

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	153,711	45,178,737
Performance Food Group Co.(a)	267,384	13,764,928
Walmart, Inc.	44,202	5,252,966

		64,196,631

Food Products — 0.8%
General Mills, Inc.	44,812	2,400,131
Hershey Co.	181,523	26,680,251
Hormel Foods Corp.	46,775	2,110,020

		31,190,402

Gas Utilities — 0.3%
Atmos Energy Corp.	3,883	434,352
Southwest Gas Holdings, Inc.	114,171	8,673,571

		9,107,923

Health Care Equipment & Supplies — 2.5%
Danaher Corp.	20,152	3,092,929

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DexCom, Inc.(a)	26,791	$5,860,263
Edwards Lifesciences Corp.(a)	77,082	17,982,460
Hologic, Inc.(a)	154,900	8,087,329
IDEXX Laboratories, Inc.(a)	24,576	6,417,531
Medtronic PLC	89,638	10,169,431
Stryker Corp.	187,468	39,357,032

		90,966,975

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	129,981	11,050,985
Anthem, Inc.	94,458	28,529,150
Cigna Corp.	36,670	7,498,648
CVS Health Corp.	308,228	22,898,258
Humana, Inc.	8,587	3,147,307
McKesson Corp.	5,148	712,071
UnitedHealth Group, Inc.	65,366	19,216,297
WellCare Health Plans, Inc.(a)	6,165	2,035,745

		95,088,461

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	81,442	11,455,632

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	115,592	3,460,824
Carnival Corp.	176,761	8,984,762
Chipotle Mexican Grill, Inc.(a)	1,592	1,332,679
Choice Hotels International, Inc.	147,498	15,255,718
Darden Restaurants, Inc.	214,172	23,346,890
Extended Stay America, Inc.	585,544	8,701,184
International Game Technology PLC	64,971	972,616
McDonald’s Corp.	87,616	17,313,798
Penn National Gaming, Inc.(a)	75,666	1,934,023
Texas Roadhouse, Inc.	59,586	3,355,884

		84,658,378

Household Durables — 0.3%
DR Horton, Inc.	160,304	8,456,036
Garmin Ltd.	8,473	826,626

		9,282,662

Household Products — 1.4%
Church & Dwight Co., Inc.	267,180	18,793,441
Procter & Gamble Co.	272,956	34,092,204

		52,885,645

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	3,091	500,247
Honeywell International, Inc.	99,844	17,672,388
Roper Technologies, Inc.	33,064	11,712,261

		29,884,896

Insurance — 3.2%
Aflac, Inc.	17,518	926,702
Allstate Corp.	161,485	18,158,988
Arthur J. Gallagher & Co.	111,205	10,590,052
Brown & Brown, Inc.	51,666	2,039,774
Cincinnati Financial Corp.	70,820	7,446,723
First American Financial Corp.	250,601	14,615,050
Globe Life, Inc.	103,426	10,885,586
Lincoln National Corp.	114,962	6,783,908
Marsh & McLennan Cos., Inc.	32,225	3,590,187
MetLife, Inc.	83,267	4,244,119
Progressive Corp.	46,776	3,386,115
Prudential Financial, Inc.	183,537	17,204,758
Travelers Cos., Inc.	50,482	6,913,510
Unum Group	124,327	3,625,375
Willis Towers Watson PLC	14,374	2,902,686
WR Berkley Corp.	44,502	3,075,088

		116,388,621

Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(a)	34,688	46,460,760

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet, Inc., Class C(a)	37,463	$50,088,780
Facebook, Inc., Class A(a)	315,446	64,745,291
Pinterest, Inc., Class A(a)(b)	149,530	2,787,239
TripAdvisor, Inc.	85,489	2,597,156
Twitter, Inc.(a)	115,896	3,714,467
Yelp, Inc.(a)	80,130	2,790,928

		173,184,621

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	59,520	109,983,437

IT Services — 5.4%
Amdocs Ltd.	74,303	5,363,934
Automatic Data Processing, Inc.	220,857	37,656,119
Booz Allen Hamilton Holding Corp.	21,550	1,532,852
Broadridge Financial Solutions, Inc.	58,652	7,245,868
DXC Technology Co.	27,528	1,034,778
GoDaddy, Inc., Class A(a)	155,624	10,569,982
Jack Henry & Associates, Inc.	29,801	4,341,112
Mastercard, Inc., Class A	252,458	75,381,434
Paychex, Inc.	335,753	28,559,150
PayPal Holdings, Inc.(a)	26,093	2,822,480
Visa, Inc., Class A	124,707	23,432,445

		197,940,154

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	11,102	3,606,707

Machinery — 2.3%
AGCO Corp.	25,493	1,969,334
Deere & Co.	6,808	1,179,554
IDEX Corp.	55,267	9,505,924
Ingersoll-Rand PLC	11,892	1,580,685
Oshkosh Corp.	200,023	18,932,177
PACCAR, Inc.	540,933	42,787,800
Snap-on, Inc.	40,813	6,913,722

		82,869,196

Media — 2.1%
AMC Networks, Inc., Class A(a)	131,474	5,193,223
Comcast Corp., Class A	305,026	13,717,019
Discovery, Inc., Class A(a)(b)	321,282	10,518,773
Interpublic Group of Cos., Inc.	1,057,832	24,435,919
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	10,388	502,156
Sinclair Broadcast Group, Inc., Class A	88,434	2,948,390
Sirius XM Holdings, Inc.(b)	2,515,780	17,987,827
ViacomCBS, Inc., Class B	87,446	3,670,109

		78,973,416

Metals & Mining — 0.3%
Alcoa Corp.(a)	250,046	5,378,489
Reliance Steel & Aluminum Co.	37,886	4,537,227

		9,915,716

Multiline Retail — 0.7%
Dollar General Corp.	125,099	19,512,942
Target Corp.	47,848	6,134,592

		25,647,534

Multi-Utilities — 1.1%
Ameren Corp.	102,212	7,849,882
Avista Corp.	13,671	657,438
Consolidated Edison, Inc.	152,698	13,814,588
DTE Energy Co.	131,341	17,057,256

		39,379,164

Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	186,081	12,100,847
Continental Resources, Inc.	93,019	3,190,552
Devon Energy Corp.	16,195	420,584

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	190,403	$15,948,155
Exxon Mobil Corp.	800,810	55,880,522
Marathon Oil Corp.	42,568	578,073
Marathon Petroleum Corp.	223,764	13,481,781
Phillips 66	48,903	5,448,283
Suncor Energy, Inc.	198,022	6,495,122
Valero Energy Corp.	89,704	8,400,780
Williams Cos., Inc.	330,207	7,832,510

		129,777,209

Paper & Forest Products — 0.2%
Domtar Corp.	143,758	5,497,306

Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	114,066	23,559,192

Pharmaceuticals — 4.8%
Allergan PLC	2,950	563,951
Bristol-Myers Squibb Co.	485,914	31,190,820
Johnson & Johnson	427,551	62,366,864
Merck & Co., Inc.	393,219	35,763,268
Mylan NV(a)	201,561	4,051,376
Pfizer, Inc.	434,740	17,033,113
Zoetis, Inc.	190,642	25,231,469

		176,200,861

Professional Services — 0.5%
CoStar Group, Inc.(a)	6,586	3,940,404
IHS Markit Ltd.(a)	15,862	1,195,202
Insperity, Inc.	27,067	2,328,845
Robert Half International, Inc.	146,615	9,258,737

		16,723,188

Road & Rail — 0.5%
CSX Corp.	46,004	3,328,849
Landstar System, Inc.	74,546	8,488,553
Lyft, Inc., Class A(a)	61,955	2,665,304
Old Dominion Freight Line, Inc.	10,964	2,080,748
Ryder System, Inc.	31,683	1,720,704

		18,284,158

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.	365,520	22,311,341
Cirrus Logic, Inc.(a)	147,807	12,180,775
Cypress Semiconductor Corp.	45,271	1,056,172
Intel Corp.	585,923	35,067,492
Lam Research Corp.	57,719	16,877,036
Micron Technology, Inc.(a)	71,429	3,841,452
NVIDIA Corp.	106,760	25,120,628
QUALCOMM, Inc.	74,083	6,536,343
Skyworks Solutions, Inc.	31,882	3,853,896
Texas Instruments, Inc.	114,893	14,739,623

		141,584,758

Software — 7.6%
Adobe, Inc.(a)	79,945	26,366,660
Dropbox, Inc., Class A(a)	100,718	1,803,859
Intuit, Inc.	114,597	30,016,392
Manhattan Associates, Inc.(a)	16,434	1,310,611
Microsoft Corp.	973,749	153,560,217
Paylocity Holding Corp.(a)	25,024	3,023,400
salesforce.com, Inc.(a)	205,601	33,438,947
ServiceNow, Inc.(a)	81,512	23,012,468
Workday, Inc., Class A(a)	49,443	8,130,901

		280,663,455

Specialty Retail — 1.3%
AutoZone, Inc.(a)	2,770	3,299,929
Home Depot, Inc.	167,842	36,653,336
O’Reilly Automotive, Inc.(a)	4,388	1,923,085

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	28,309	$3,295,734
Tractor Supply Co.	13,518	1,263,122

		46,435,206

Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	568,717	167,003,746
HP Inc.	270,380	5,556,309
NetApp, Inc.	23,009	1,432,310

		173,992,365

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(a)	31,854	7,379,616
NIKE, Inc., Class B	241,818	24,498,582
Ralph Lauren Corp.	20,286	2,377,925

		34,256,123

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	46,714	2,428,661
MGIC Investment Corp.	123,395	1,748,507

		4,177,168

Tobacco — 0.5%
Altria Group, Inc.	253,990	12,676,641
Philip Morris International, Inc.	82,731	7,039,581

		19,716,222

Trading Companies & Distributors — 0.3%
GATX Corp.	142,600	11,814,410

Water Utilities — 0.8%
American Water Works Co., Inc.	245,323	30,137,931

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	353,020	8,977,299
United States Cellular Corp.(a)	132,796	4,811,199

		13,788,498

Total Common Stocks — 99.4% (Cost: $3,020,447,588)		3,660,856,142

Rights — 0.0%

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. — CVR(a)	87,067	262,072

Total Rights — 0.0% (Cost: $200,254)		262,072

Total Long-Term Investments — 99.4% (Cost: $3,020,647,842)		3,661,118,214

Security		Shares	Value

Short-Term Securities — 1.3%

Money Markets Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(c)(e)		35,959,029	$35,959,029

SL Liquidity Series, LLC, Money Market Series, 1.80%(c)(d)(e)		13,059,391	13,062,003

Total Money Market Funds — 1.3% (Cost: $49,020,840)			49,021,032

		Par (000)

Time Deposits — 0.0%

United States — 0.0%
Brown Brothers Harriman & Co., 2.31%, 01/02/20	USD	5	4,830

Total Time Deposits — 0.0% (Cost: $4,830)			4,830

Total Short-Term Investments — 1.3% (Cost: $49,025,670)			49,025,862

Total Investments — 100.7% (Cost: $3,069,673,512)			3,710,144,076

Liabilities in Excess of Other Assets — (0.7)%			(25,526,321)

Net Assets — 100.0%			$3,684,617,755

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	38,261,121	2,302,092	35,959,029	$35,959,029	$137,502		$69	$—
SL Liquidity Series, LLC, Money Market Series	9,759,892	3,299,499	13,059,391	13,062,003	58,063	(b)	(971)	—

				$49,021,032	$195,565		$(902)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Core Portfolio

CVR	Contigent Value Rights

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	256	03/20/20	$41,358	$666,565

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$3,660,856,142	$—	$—	$3,660,856,142
Rights(a)	262,072	—	—	262,072
Short Term Investments:
Time Deposits	—	4,830	—	4,830
Money Market Funds	35,959,029	—	—	35,959,029

Subtotal	$3,697,077,243	$4,830	$—	$3,697,082,073

Investments Valued at Net Asset Value (“NAV”)(b)				13,062,003

Total Investments				$3,710,144,076

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$666,565	$—	$—	$666,565

(a)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.